INVESTMENTS IN AFFILIATES - Carrying Amount (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 13, 2012		Dec. 31, 2011
Equity method investments:
Equity in net assets of non-consolidated investees	$ 367,656			$ 22,529
Golar LNG Partners
Equity method investments:
Equity in net assets of non-consolidated investees	362,064	362,799	[1]	0
Bluewater Gandria
Equity method investments:
Equity in net assets of non-consolidated investees	0			17,143
Egyptian Company for Gas Services S.A.E
Equity method investments:
Equity in net assets of non-consolidated investees	5,592			5,294
Golar Wilhelmsen Management AS
Equity method investments:
Equity in net assets of non-consolidated investees	$ 0			$ 92

[1]	Subordinated unitsAs of the deconsolidation date and December 31, 2012, the Company held 15.9 million units representing 100% of the subordinated units. The Company's holding in the subordinated units of Golar Partners have been accounted for under the equity method on the basis that the subordinated units are considered to be, in-substance, common stock for accounting purposes. The fair value on December 13, 2012, was determined based on the quoted market price of the listed common units as of the deconsolidation date but discounted principally for their non-tradability and subordinated dividend and liquidation rights during the subordination period. The subordination period will end on the satisfaction of various tests as prescribed in the Partnership Agreement, but will not end before March 31, 2016, except with the removal of the Company as the general partner. Upon the expiration of the subordination period, the subordinated units will convert into common units.